Note 13 - Commitments (Tables)	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of maturity analysis of contractual obligations [text block]
Contractual obligations	Less than 1 year	1-3 years	3-5 years	Total
	$	$	$	$
Patent licensing costs	188	1,137	287	1,612